GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 29, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE D – GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The components of goodwill by segment are provided in the following table:

(In thousands)	North American Retail Division	North American Business Solutions Division	International Division	Total
Goodwill	$1,842	$367,790	$863,134	$1,232,766
Accumulated impairment losses	(1,842)	(348,359)	(863,134)	(1,213,335)

Balance as of December 25, 2010	—	19,431	—	19,431
Goodwill	1,842	367,790	863,134	1,232,766
Accumulated impairment losses	(1,842)	(348,359)	(863,134)	(1,213,335)
Goodwill acquired during the year	—	—	45,805	45,805
Foreign currency rate impact	—	—	(3,337)	(3,337)

Balance as of December 31, 2011	—	19,431	42,468	61,899
Goodwill	1,842	367,790	905,602	1,275,234
Accumulated impairment losses	(1,842)	(348,359)	(863,134)	(1,213,335)
Foreign currency rate impact	—	—	2,413	2,413

Balance as of December 29, 2012	$—	$19,431	$44,881	$64,312

Refer to Note I for additional discussion of the 2012 goodwill valuation considerations.

Other Intangible Assets

The carrying value of an indefinite-lived intangible asset related to an acquired trade name was $5.7 million and $5.5 million, at December 29, 2012 and December 31, 2011, respectively. The carrying value change during 2012 resulted from changes in foreign currency rates. This intangible asset is included in Other intangible assets in the Consolidated Balance Sheets. Indefinite-lived intangibles are not subject to amortization, but are assessed for impairment at least annually.

Definite-lived intangible assets are reviewed periodically to determine whether events and circumstances warrant a revision to the remaining period of amortization. In the third quarter of 2012, the Company re-evaluated remaining balances of certain amortizing intangible assets associated with a 2011 acquisition in Sweden. An impairment charge of approximately $14 million was recognized and is presented in Asset impairment in the Consolidated Statements of Operations. Refer to Notes I and P for additional information on the fair value measurement and the acquisition, respectively.

Definite-lived intangible assets, which are included in Other intangible assets in the Consolidated Balance Sheets, are as follows:

	December 29, 2012
(In thousands)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer lists	$28,000	$(16,864)	$11,136
Other	3,400	(3,400)	—

Total	$31,400	$(20,264)	$11,136

	December 31, 2011
(In thousands)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer lists	$43,972	$(16,174)	$27,798
Other	5,868	(3,987)	1,881

Total	$49,840	$(20,161)	$29,679

The weighted average amortization period for the remaining finite-lived intangible assets is 4.4 years.

Amortization of intangible assets was $4.9 million in 2012, $5.2 million in 2011, and $2.9 million in 2010 (at average foreign currency exchange rates). For 2012, $2.6 million and $2.3 million are included in the Consolidated Statement of Operations in Operating and selling expenses and General and administrative expenses, respectively.

Estimated future amortization expense for the next five years at December 29, 2012 is as follows:

(In thousands)
2013	$2,545
2014	2,545
2015	2,545
2016	2,545
2017	956